6. COMMON STOCK AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock And Warrants
Warrant activity

Warrant Summary – The following table summarizes warrant activity for the years ended December 31, 2012 and 2011 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2010	258	$1.80 – $745.50	$183.00
Warrants issued	330	$22.50	$22.50
Warrants exercised	(162)	$6.75	$6.75
Balance at December 31, 2011	426	$1.80 – $745.50	$117.60
Warrants issued	4,633	$6.45 – $8.85	$2.85
Warrants exercised	(20)	$1.80 – $7.95	$7.80
Balance at December 31, 2012	5,039	$1.80 – $745.50	$17.10